Convertible Preference Shares Liabilities (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Apr. 15, 2024
Convertible Preference Shares Liabilities [Line Items]
Shares issued		65,000,000
Convertible Preference Shares description			The Company may, at its option, force conversion of the Preference Shares in whole or in part if the VWAP (as defined in the certificate of designation for the Preference Shares (the “Certificate of Designation”)) is at least 200% of the then in effect Conversion Price (as defined in the Certificate of Designation) for each Trading Day (as defined in the Certificate of Designation) during any 10 consecutive Trading Day period, provided that certain volume thresholds and other conditions set forth in the Certificate of Designation are met, subject certain other limitations. Each Preference Share may be converted into the number of ordinary shares obtained by dividing $1,000 by the then in effect Conversion Price (as defined in the Certificate of Designation). The Conversion Price is initially $1.25 per ordinary share (or $12.50 reflective of the 10-to-1 reverse stock split effective April 15, 2024), subject to appropriate adjustment in the event of certain share dividends and distributions, share splits, share combinations, reclassifications or similar events affecting our ordinary shares and also upon any distributions of assets, including cash, shares or other property to our shareholders.
Reflective shares		1,246,939	560,000
Reverse stock split description		10-to-1 reverse stock split effective April 15, 2024	10-to-1 reverse stock split effective April 15, 2024
Securities Purchase Agreement [Member]
Convertible Preference Shares Liabilities [Line Items]
Amount recieved (in Dollars)	$ 25,000,000
Series A Convertible Preference Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued			25,000
Private warrants (in Dollars)			$ 1,000
Series A Ordinary Share [Member]
Convertible Preference Shares Liabilities [Line Items]
Share purchase warrants			20,000,000
Series B Convertible Preference Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued		10,000
Share purchase warrants		8,250,000
Amount recieved (in Dollars)		$ 1,000
Convertible Preferrence Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued		13,114	7,000
Ordinary shares [member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued		65,000,000		11,892,874
Converted shares		12,469,389	5,600,000